Loans receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loans receivable.
Balance at the Beginning	$ 148	$ 3,834	$ 3,834
New loans granted	2,569	447	1,933
Repayments of principal	(164)	$ (470)	(969)
Interest charged	25		1,403
Foreign exchange (gain) / loss	(9)		(18)
Expected credit losses	(2,032)		(6,000)
Write-off of loans receivable	(41)		(35)
Balance at the End	$ 496		$ 148